Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Management fees [Member]
Related Party Transaction [Line Items]
Related party	$ 805,640	$ 871,640
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	1,102,384	1,546,799
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	9,500	1,000
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	150,000	153,333
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	206,680	198,000
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	710,000	355,000
Commissions – vessel sold
Related Party Transaction [Line Items]
Related party	420,000	0
Rental expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 38,738	$ 32,642